Note 45 - Leases - Finance and Operating Leases (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Finance leases Abstract
Non-accrued Interest Leases	$ 14,325,000	$ 651,732,000	$ 731,956,000
Accumulated Allowances for Loan Losses	41,622,000	89,575,000	$ 67,076,000
Operating Leases Abstract
Operating Lease Expenses	$ 939,607,000	$ 771,473,000